SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Assets (Details) - USD ($) $ in Thousands			12 Months Ended
		Oct. 22, 2015	Dec. 31, 2017	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Other financial liabilities	[1]		$ 10,664	$ 9,347
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		33.27%	33.27%
Dynaflows S.A.
Disclosure of subsidiaries [line items]
Other financial liabilities			$ 0	0
Clarice, Subscription Agreement
Disclosure of subsidiaries [line items]
Other financial liabilities			800	400
Clarice
Disclosure of subsidiaries [line items]
Financial assets, at fair value			800
Other financial liabilities			3,119	$ 3,127
Call Options on Minority Interest
Disclosure of subsidiaries [line items]
Financial assets, at fair value			455
Call Options on Minority Interest | Level 3 of fair value hierarchy
Disclosure of subsidiaries [line items]
Financial assets, at fair value			$ 455

[1]	Includes other financial liabilities related to business combinations of 9,335 and 10,664 as of December 31, 2018 and 2017, respectively (note 24.10) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018 (note 28.9.4).